Right-of-Use assets - Additional information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Lease commitments which have not yet commenced	₨ 2,468	₨ 1,399
Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee operating lease term of contract	2 years
Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee operating lease term of contract	10 years